Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies

9. Commitments and

    Contingencies

Operating leases	The Company leases office space under non-cancelable operating leases expiring on various dates through August 2016. The Company incurred rent expense under those operating leases of approximately $41,414 and $6,035 for the three months ended September 30, 2013 and 2012, respectively, and approximately $100,796, $17,994 and $130,716 for the nine months ended September 30, 2013 and 2012 and the period from inception (August 29, 2011) through September 30, 2013, respectively.

In August 2013 the Company entered into a new lease for a second building for a one year period. Monthly payments of $3,774 are due beginning November 14, 2013.

The Company leases lab equipment under a non-cancelable operating lease that expires in March 2016. Monthly payments are $5,758. The Company incurred rent expense under that operating lease of $22,126 and $0 from the three months ended September 30, 2013 and 2012, respectively, and $38,494, $0 and $38,494 for the nine months ended September 30, 2013 and 2012 and the period from inception (August 29, 2011) through September 30, 2013, respectively.

Future minimum lease payments required under the operating leases are as follows:

Year Ending December 31,
2013	$41,190
2014	183,217
2015	191,556
2016	101,226

Total	$517,189

License agreement

In March 2012 the Company entered into a license agreement with a university for the use of certain patented rights relating to molecular diagnostics. Under the term of the agreement the Company is required to make annual license payments of $15,000 commencing on the effective date of the agreement and ending upon the sale of a commercially licensed product covered by the licensed patent rights. Additionally, the Company may be required to make milestone payments up to $225,000, contingent on certain product approval and commercialization milestones.

The agreement also requires royalty payments of low single digit percentages of net sales. The agreement terminates at the expiration of the longest lived patent rights. The Company made the first license payment under the agreement in 2012 and its annual license payment under the agreement in 2013. The Company has not met any of the milestones mentioned above.

8. Commitments and

    Contingencies

Operating leases	The Company leases office space under a non-cancelable operating lease that expires in October 2013. The Company incurred rent expense of approximately $23,988 and $5,932 in 2012 and 2011, respectively. Rental payments under the lease will be $18,645 in 2013 through the expiration of the lease.

License agreement	In March 2012 the Company entered into a license agreement with a university for the use of certain patented rights relating to molecular diagnostics. Under the term of the agreement, the Company is required to make annual license payments of $15,000 commencing on the effective date of the agreement and ending upon the sale of a commercially licensed product covered by the licensed patent rights. Additionally, the Company may be required to make milestone payments of up to $225,000 contingent on certain product approval and commercialization milestones.

The agreement also requires royalty payments of low single digit percentages of net sales. The agreement terminates at the expiration of the longest lived patent rights. The Company made the first license payment under the agreement in 2012. The Company has not met any of the milestones mentioned above.